Pzena Mid Cap Value Fund
Schedule of Investments
November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.88%
Basic Materials - 6.72%
Dow, Inc.	99,810	$5,087,315
Olin Corp.	62,764	3,576,293
		8,663,608
Consumer Discretionary - 17.35%
Gap, Inc.	262,203	3,812,432
Gildan Activewear, Inc. (b)	134,666	3,890,501
Lear Corp.	38,836	5,601,705
Newell Brands, Inc.	266,306	3,453,989
PVH Corp.	31,602	2,123,022
Skechers U.S.A., Inc. - Class A (a)	82,697	3,487,332
		22,368,981
Energy - 3.89%
Halliburton Co.	67,263	2,548,595
NOV, Inc.	109,676	2,463,323
		5,011,918
Financials - 31.81%
American International Group, Inc.	61,547	3,884,231
Axis Capital Holdings, Ltd. (b)	67,197	3,867,859
CNO Financial Group, Inc.	199,944	4,694,685
Equitable Holdings, Inc.	153,270	4,864,790
Fidelity National Financial, Inc.	59,927	2,418,654
Fifth Third Bancorp	106,123	3,858,632
Globe Life, Inc.	5,528	663,139
Invesco, Ltd. (b)	101,065	1,931,352
KeyCorp	206,303	3,880,559
Regions Financial Corp.	148,051	3,436,264
Reinsurance Group of America, Inc.	26,750	3,862,700
Voya Financial, Inc.	55,459	3,659,185
		41,022,050
Health Care - 7.53%
Cardinal Health, Inc.	24,040	1,927,287
Fresenius Medical Care AG & Co. KGaA - ADR	346,381	5,410,471
Henry Schein, Inc. (a)	29,254	2,367,234
		9,704,992
Industrials - 16.10%
Axalta Coating Systems Ltd. (a)(b)	127,465	3,421,161
Fortune Brands Innovations, Inc.	39,598	2,587,333
JELD-WEN Holding, Inc. (a)	237,648	2,457,280
MasTec, Inc. (a)	25,682	2,332,696
Mohawk Industries, Inc. (a)	20,026	2,029,235
Terex Corp.	99,743	4,579,201
Wabtec Corp.	33,194	3,355,582
		20,762,488
Technology - 9.62%
Avnet, Inc.	89,266	4,032,145
Cognizant Technology Solutions Corp. - Class A	53,977	3,357,909
Hewlett Packard Enterprise Co.	80,365	1,348,525
SS&C Technologies Holdings, Inc.	68,168	3,664,712
		12,403,291
Utilities - 5.86%
Edison International	59,541	3,969,003
NRG Energy, Inc.	84,425	3,583,841
		7,552,844
Total Common Stocks (Cost $103,316,439)		127,490,172

SHORT-TERM INVESTMENT - 0.00%
Money Market Fund - 0.00%
Fidelity Institutional Government Portfolio - Class I, 3.56% (c)	892	892
Total Short-Term Investment (Cost $892)		892

Total Investments (Cost $103,317,331) - 98.88%		127,491,064
Other Assets in Excess of Liabilities - 1.12%		1,446,253
TOTAL NET ASSETS - 100.00%		$128,937,317

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2022.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Mid Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$8,663,608	$-	$-	$8,663,608
Consumer Discretionary	22,368,981	-	-	22,368,981
Energy	5,011,918	-	-	5,011,918
Financials	41,022,050	-	-	41,022,050
Health Care	9,704,992	-	-	9,704,992
Industrials	20,762,488	-	-	20,762,488
Technology	12,403,291	-	-	12,403,291
Utilities	7,552,844	-	-	7,552,844
Total Common Stocks	127,490,172	-	-	127,490,172
Short-Term Investment	892	-	-	892
Total Investments	$127,491,064	$-	$-	$127,491,064

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.